Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Risk Profile of Borrowings	The Company's financial instruments bearing interest at variable rates are as follows:

As at	March 31,
	2026	2025
	$	$
Credit Facility (note 11)	86,262	77,729
Subordinated unsecured loans (note 11)(a)	20,000	20,000
Other debt from XRM Acquisition (note 11)	29	379
	106,291	98,108

Summary of Carrying Amount and Contractual Maturities of Financial Liabilities
The following table summarizes the carrying amounts and the contractual maturities of both the interest and principal portions of significant financial liabilities.

As at	March 31, 2026
	Carrying amount	Total contractual amount	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Trade payables	37,475	37,475	37,475	—	—	—
Contingent consideration	5,889	6,548	3,274	3,274	—	—
Credit Facility	86,262	100,715	4,818	4,818	91,079	—
Subordinated unsecured loans	20,000	22,298	1,532	20,766	—	—
Balances of purchase price payable	14,754	15,651	8,688	6,963	—	—
Other liabilities (included in long-term debt)	29	29	29	—	—	—
Lease liabilities	5,821	6,362	1,812	1,572	2,904	74
	170,230	189,078	57,628	37,393	93,983	74

As at	March 31, 2025
	Carrying amount	Total contractual amount	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Trade payables	42,327	42,327	42,327	—	—	—
Contingent consideration	5,359	6,353	—	6,353	—	—
Credit Facility	77,729	88,060	5,217	5,114	77,729	—
Subordinated unsecured loans	20,000	22,221	1,438	20,783	—	—
Balances of purchase price payable	12,149	13,104	7,929	3,450	1,725	—
Other liabilities (included in long-term debt)	379	389	360	29	—	—
Lease liabilities	8,995	10,149	3,928	1,911	4,186	124
	166,938	182,603	61,199	37,640	83,640	124

Disclosure of Credit Risk
The following table provides information about the exposure to credit risk for trade accounts receivable:

As at	March 31,
	2026	2025
	$	$
Current	48,380	74,097
0-30 days	17,342	17,855
31-60 days	2,180	804
61-90 days	629	320
Over 90 days	4,063	2,017
	72,594	95,093

Summary of Quantitative Data About Exposure to Currency Risk
The summary quantitative data about the Company’s exposure to currency risk for the USD rate is as follow, expressed in Canadian dollars:

As at	March 31,
	2026	2025
	$	$
Cash	611	1,613
Accounts receivable and other receivables	471	72
Accounts payable and accrued liabilities	(786)	(712)
Intercompany receivable net of Credit Facility	35,584	14,827
Balance of purchase price payable	—	(943)
Net statement of financial position exposure	35,880	14,857

Summary of Sensitivity Analysis Based on Group's Foreign Currency Financial Instruments	The sensitivity analysis is based on the Company’s foreign currency financial instruments held at each reporting date.

			Profit or loss
Effect in Canadian dollars			Strengthening	Weakening
As at March 31, 2026
USD	5%	Movement	1,649	(1,649)
As at March 31, 2025
USD	11%	Movement	1,650	(1,650)